Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of movements in each class of provisions
Movements during the year in the remaining provision, which relates to litigation and claims, are presented in the table below.

$ million
2017
Litigation and claims
At 1 January	2,442
Increase in provision	2,647
Reclassified to other payables	(759)
Utilization	(1,750)
At 31 December	2,580
Of which – current	1,439
– non-current	1,141

					$ million
	Decommissioning	Environmental	Litigation and claims	Other	Total
At 1 January 2017	16,442	1,584	3,162	3,236	24,424
Exchange adjustments	326	12	4	162	504
Acquisitions	—	2	—	—	2
Increase (decrease) in existing provisions	(228)	249	2,907	786	3,714
Write-back of unused provisions	—	(94)	(26)	(369)	(489)
Unwinding of discount	121	8	8	13	150
Change in discount rate	(106)	—	(13)	(14)	(133)
Utilization	(21)	(231)	(1,916)	(739)	(2,907)
Reclassified to other payables	(239)	—	(792)	(73)	(1,104)
Deletions	(195)	(14)	—	(8)	(217)
At 31 December 2017	16,100	1,516	3,334	2,994	23,944
Of which – current	378	269	1,738	939	3,324
– non-current	15,722	1,247	1,596	2,055	20,620
Of which – Gulf of Mexico oil spill[a]	—	—	2,580	—	2,580

[a]	Further information on the financial impacts of the Gulf of Mexico oil spill is provided in Note 2.